Related party transactions	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related party transactions

40. Related party transactions
At 31 December 2024, a loan of £0.8 million (2023: £0.8 million) to Index Ventures and a loan of £2.3 million (2023: £0.6 million ) to
Medicxi Ventures I LP remained due to GSK. Cash distributions were received from the investment in Medicxi Ventures I LP of
£15.3 million (2023: Medicxi Ventures I LP of £10.7 million).
The Group had no other significant related party transactions which might reasonably be expected to influence decisions made by the users of these Financial Statements.
The aggregate compensation of the Directors and GLT is given in Note 9, ‘Employee costs’.